Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

	Shares	Value
INVESTMENT COMPANIES - 97.5%
International Equity Funds - 29.8%
Transamerica Emerging Markets Opportunities (A)	10,287,179	$ 92,070,255
Transamerica International Equity (A)	4,930,488	97,229,220
Transamerica International Focus (A)	11,446,419	100,156,163
Transamerica International Small Cap Value (A)	2,714,008	37,399,025

		326,854,663

U.S. Alternative Fund - 5.9%
Transamerica BlackRock Global Real Estate Securities VP (A)	5,201,569	65,383,719

U.S. Equity Funds - 61.8%
Transamerica Janus Mid-Cap Growth VP (A)	664,125	27,494,790
Transamerica JPMorgan Enhanced Index VP (A)	5,343,259	141,275,778
Transamerica JPMorgan Mid Cap Value VP (A)	1,266,457	24,771,899
Transamerica Large Cap Value (A)	14,768,973	207,061,008
Transamerica Mid Cap Growth (A)	2,985,176	26,239,693
Transamerica Mid Cap Value Opportunities (A)	2,227,620	26,998,748
Transamerica Morgan Stanley Capital Growth VP (A)	2,995,796	64,080,081
Transamerica Small Cap Value (A)	6,453,122	47,172,325
Transamerica T. Rowe Price Small Cap VP (A)	647,266	10,874,075
Transamerica WMC US Growth VP (A)	2,476,622	101,442,451

		677,410,848

Total Investment Companies (Cost $1,019,386,587)		1,069,649,230

	Principal	Value
U.S. GOVERNMENT OBLIGATION - 1.8%
U.S. Treasury - 1.8%
U.S. Treasury Note 0.13%, 01/31/2023 (B)	$ 19,928,000	19,694,469

Total U.S. Government Obligation (Cost $19,837,421)		19,694,469

REPURCHASE AGREEMENT - 0.6%
Fixed Income Clearing Corp., 0.00% (C), dated 03/31/2022, to be repurchased at $6,790,565 on 04/01/2022. Collateralized by a U.S. Government Obligation, 1.50%, due 02/15/2025, and with a value of $6,926,409.	6,790,565	6,790,565

Total Repurchase Agreement (Cost $6,790,565)		6,790,565

Total Investments (Cost $1,046,014,573)		1,096,134,264
Net Other Assets (Liabilities) - 0.1%		671,326

Net Assets - 100.0%		$ 1,096,805,590

Transamerica Series Trust	Page 1

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
CAD Currency	343	06/14/2022	$26,751,057	$27,470,870	$719,813	$—
S&P 500® E-Mini Index	866	06/17/2022	185,584,753	196,181,475	10,596,722	—
S&P/TSX 60 Index	312	06/16/2022	63,801,555	65,741,743	1,940,188	—

Total					$13,256,723	$—

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
DJ U.S. Real Estate Index	(266)	06/17/2022	$(10,581,480)	$(11,161,360)	$—	$(579,880)
E-Mini Russell 2000® Index	(836)	06/17/2022	(85,262,473)	(86,375,520)	—	(1,113,047)
EUR Currency	(59)	06/13/2022	(8,100,959)	(8,185,513)	—	(84,554)
MSCI EAFE Index	(512)	06/17/2022	(51,844,925)	(54,896,640)	—	(3,051,715)
MSCI Emerging Markets Index	(859)	06/17/2022	(44,002,004)	(48,340,225)	—	(4,338,221)

Total					$—	$(9,167,417)

Total Futures Contracts					$13,256,723	$(9,167,417)

INVESTMENT VALUATION:

Valuation Inputs (D)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Investment Companies	$1,069,649,230	$—	$—	$1,069,649,230
U.S. Government Obligation	—	19,694,469	—	19,694,469
Repurchase Agreement	—	6,790,565	—	6,790,565

Total	$1,069,649,230	$26,485,034	$—	$1,096,134,264

Other Financial Instruments
Futures Contracts (E)	$13,256,723	$—	$—	$13,256,723

Total Other Financial Instruments	$13,256,723	$—	$—	$13,256,723

LIABILITIES
Other Financial Instruments
Futures Contracts (E)	$(9,167,417)	$—	$—	$(9,167,417)

Total Other Financial Instruments	$(9,167,417)	$—	$—	$(9,167,417)

Transamerica Series Trust	Page 2

Transamerica JPMorgan Asset Allocation – Growth VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2022

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Affiliated investment in the Class I2 shares of Transamerica Funds, and liquidating trusts of former Transamerica Funds and/or affiliated investment in the Initial Class shares of Transamerica Series Trust. The Portfolio’s transactions and earnings are as follows:

Affiliated Investments	Value December 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value March 31, 2022	Shares as of March 31, 2022	Dividend Income	Net Capital Gain Distributions
Transamerica BlackRock Global Real Estate Securities VP	$68,504,660	$—	$—	$—	$(3,120,941)	$65,383,719	5,201,569	$—	$—
Transamerica Emerging Markets Opportunities	104,620,614	—	—	—	(12,550,359)	92,070,255	10,287,179	—	—
Transamerica International Equity	104,181,207	—	—	—	(6,951,987)	97,229,220	4,930,488	—	—
Transamerica International Focus	111,030,261	—	—	—	(10,874,098)	100,156,163	11,446,419	—	—
Transamerica International Small Cap Value	42,257,099	—	—	—	(4,858,074)	37,399,025	2,714,008	—	—
Transamerica Janus Mid-Cap Growth VP	43,878,471	—	(13,274,700)	2,333,993	(5,442,974)	27,494,790	664,125	—	—
Transamerica JPMorgan Enhanced Index VP	127,355,916	19,647,800	—	—	(5,727,938)	141,275,778	5,343,259	—	—
Transamerica JPMorgan Mid Cap Value VP	24,999,862	—	—	—	(227,963)	24,771,899	1,266,457	—	—
Transamerica Large Cap Value	214,105,845	609,657	(6,000,665)	702,311	(2,356,140)	207,061,008	14,768,973	609,657	—
Transamerica Mid Cap Growth	30,150,273	—	—	—	(3,910,580)	26,239,693	2,985,176	—	—
Transamerica Mid Cap Value Opportunities	26,486,396	—	—	—	512,352	26,998,748	2,227,620	—	—
Transamerica Morgan Stanley Capital Growth VP	87,567,123	—	—	—	(23,487,042)	64,080,081	2,995,796	—	—
Transamerica Small Cap Value	51,024,675	—	(2,990,980)	(492,973)	(368,397)	47,172,325	6,453,122	—	—
Transamerica T. Rowe Price Small Cap VP	25,639,893	—	(12,199,400)	765,398	(3,331,816)	10,874,075	647,266	—	—
Transamerica WMC US Growth VP	115,689,255	—	(3,000,332)	1,190,191	(12,436,663)	101,442,451	2,476,622	—	—

Total	$1,177,491,550	$20,257,457	$(37,466,077)	$4,498,920	$(95,132,620)	$1,069,649,230	74,408,079	$609,657	$—

(B)	All or a portion of the security has been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The value of the security is $18,149,785.
(C)	Rate disclosed reflects the yield at March 31, 2022.
(D)	There were no transfers in or out of Level 3 during the period ended March 31, 2022. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(E)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

CAD	Canadian Dollar
EUR	Euro

PORTFOLIO ABBREVIATIONS:

DJ	Dow Jones
EAFE	Europe, Australasia and Far East
TSX	Toronto Stock Exchange

Transamerica Series Trust	Page 3

Transamerica JPMorgan Asset Allocation – Growth VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2022

(unaudited)

INVESTMENT VALUATION

Transamerica JPMorgan Asset Allocation – Growth VP (the “Portfolio”) is a series of the Transamerica Series Trust.

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2022, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Investment companies: Certain investment companies are valued at the NAV as the practical expedient. These investment companies are not included within the fair value hierarchy. Certain other investment companies are valued at the actively traded NAV and no valuation adjustments are applied. These investment companies are categorized in Level 1 of the fair value hierarchy.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica Series Trust	Page 4